Lease liability and Right-of-use assets (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 08, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 66
Expense relating to short-term leases for which recognition exemption has been used	7	$ 30
Expense relating to leases of low-value assets for which recognition exemption has been used	8	$ 12
Cash outflow	339
Cash outflows for short term and low value leases	15
Cash outflows for payments of leases interest	51
Repayment of lease liability	273
Lease liabilities	1,949			$ 1,736
Right-of-use assets	1,677			1,554
Additions to right-of-use assets	$ 537
Weighted average interest rate lease liabilities	3.90%
Lease incentives	$ 33
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities				89
Right-of-use assets				75
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities			$ 269	286
Right-of-use assets			$ 269	$ 276
Additions to right-of-use assets	$ 3